Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	DATA STORAGE CORPORATION
Entity Central Index Key	0001419951
Entity Address, Address Line One	Data Storage Corporation
Entity Address, Address Line Two	48 South Service Road
Entity Address, City or Town	Melville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	(212)
Local Phone Number	564-4922
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false